Financial instruments and financial risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets [line items]
Total financial assets	€ 3,952.7	€ 4,504.9	€ 4,761.6
Total Fair Value	214.7	309.3	357.6
Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	3,738.0	4,195.6	4,404.0
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	214.7	309.3	357.6
Cash and cash equivalents [Member]
Disclosure of financial assets [line items]
Total financial assets	1,515.0	1,224.0	1,259.2
Cash and cash equivalents [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	1,515.0	1,224.0	1,259.2
Cash > 3 months [Member]
Disclosure of financial assets [line items]
Total financial assets	2,130.5	2,904.5	3,062.3
Cash > 3 months [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	2,130.5	2,904.5	3,062.3
Restricted cash [Member]
Disclosure of financial assets [line items]
Total financial assets	34.6	11.8	13.0
Restricted cash [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	34.6	11.8	13.0
Foreign currency forward contracts [Member]
Disclosure of financial assets [line items]
Total financial assets	4.6	239.4	346.4
Total Fair Value	4.6	239.4	346.4
Foreign currency forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	4.6	239.4	346.4
Interest rate swaps [Member]
Disclosure of financial assets [line items]
Total financial assets	0.3	11.7	8.0
Total Fair Value	0.3	11.7	8.0
Interest rate swaps [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	0.3	11.7	8.0
Commodity forward contracts [Member]
Disclosure of financial assets [line items]
Total financial assets	209.8	58.2	3.2
Total Fair Value	209.8	58.2	3.2
Commodity forward contracts [Member] | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	209.8	58.2	3.2
Trade receivables [Member]
Disclosure of financial assets [line items]
Total financial assets	57.6	54.3	66.1
Trade receivables [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	57.6	54.3	66.1
Other assets [Member]
Disclosure of financial assets [line items]
Total financial assets	0.3	1.0	3.4
Other assets [Member] | Loans and Receivables
Disclosure of financial assets [line items]
Total financial assets	€ 0.3	€ 1.0	€ 3.4